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                             NORWEST ADVANTAGE FUNDS
                               INCOME EQUITY FUND
                              VALUGROWTH STOCK FUND
                             DIVERSIFIED EQUITY FUND
                               GROWTH EQUITY FUND
                            SMALL COMPANY STOCK FUND
                               INTERNATIONAL FUND

                                    A SHARES
                                    B SHARES

                 Supplement to Prospectus Dated October 1, 1996

1. As the Funds' distributor, Forum pays a broker-dealers' reallowance on A Shares and a sales commission on B Shares to broker-dealers who sell shares of the Funds. As described in the Prospectus, Forum will make payments to broker-dealers in the amounts indicated on pages 58 and 62 of the Prospectus. Forum will reallow the entire sales charge to broker-dealers in connection with the offering of A Shares of Diversified Equity Fund and Growth Equity Fund. Forum also provides additional compensation to broker-dealers, in connection with the offering of A Shares and B Shares of Diversified Equity Fund and Growth Equity Fund, of 1.00% of the value of the shares purchased in an individual retirement account. This additional compensation is not paid for by the Funds or their shareholders.

2. The following paragraph relating to B Shares of the Funds replaces in its entirety the last paragraph on Page 65 of the Prospectus:

No contingent deferred sales charge is imposed on (i) redemptions of Shares acquired through the reinvestment of dividends and distributions, (ii) involuntary redemptions by a Fund of shareholder accounts with low account balances, (iii) redemptions of Shares following the death or disability of a shareholder if the Fund is notified within one year of the shareholder's death or disability, (iv) redemptions to effect a distribution (other than a lump sum distribution) from an IRA, Keogh plan or Section 403(b) custodial account or from a qualified retirement plan, (v) redemptions by any registered investment adviser with whom FFSI has entered into a share purchase agreement and which is acting on behalf of its fiduciary customer accounts, and (vi) purchases or redemptions of Shares by Norwest Simplified Investment-SM- Plan accounts. See the SAI for further information.

January 1, 1997

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                             NORWEST ADVANTAGE FUNDS
                               STABLE INCOME FUND
                       INTERMEDIATE GOVERNMENT INCOME FUND
                                   INCOME FUND
                             TOTAL RETURN BOND FUND

                                    A SHARES
                                    B SHARES

                 Supplement to Prospectus Dated October 1, 1996

The following paragraph relating to B Shares of the Funds replaces in its entirety the second paragraph on Page 60 of the Prospectus:

No contingent deferred sales charge is imposed on (i) redemptions of Shares acquired through the reinvestment of dividends and distributions, (ii) involuntary redemptions by a Fund of shareholder accounts with low account balances, (iii) redemptions of Shares following the death or disability of a shareholder if the Fund is notified within one year of the shareholder's death or disability, (iv) redemptions to effect a distribution (other than a lump sum distribution) from an IRA, Keogh plan or Section 403(b) custodial account or from a qualified retirement plan, (v) redemptions by any registered investment adviser with whom FFSI has entered into a share purchase agreement and which is acting on behalf of its fiduciary customer accounts, and (vi) purchases or redemptions of Shares by Norwest Simplified Investment-SM- Plan accounts. See the SAI for further information.












January 1, 1997

                             NORWEST ADVANTAGE FUNDS
                              TAX-FREE INCOME FUND
                             COLORADO TAX-FREE FUND
                             MINNESOTA TAX-FREE FUND

                                    A SHARES
                                    B SHARES

                 Supplement to Prospectus Dated October 1, 1996

The following paragraph relating to B Shares of the Funds replaces in its entirety the second paragraph on Page 43 of the Prospectus:

No contingent deferred sales charge is imposed on (i) redemptions of Shares acquired through the reinvestment of dividends and distributions, (ii) involuntary redemptions by a Fund of shareholder accounts with low account balances, (iii) redemptions of Shares following the death or disability of a shareholder if the Fund is notified within one year of the shareholder's death or disability, (iv) redemptions to effect a distribution (other than a lump sum distribution) from an IRA, Keogh plan or Section 403(b) custodial account or from a qualified retirement plan, (v) redemptions by any registered investment adviser with whom FFSI has entered into a share purchase agreement and which is acting on behalf of its fiduciary customer accounts, and (vi) purchases or redemptions of Shares by Norwest Simplified Investment-SM- Plan accounts. See the SAI for further information.














January 1, 1997